SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 26, 2022	Jan. 31, 2021
Summary Of Accounting Policies
Currency exchange rate										32,326.29
Cumulative foreign currency translation adjustment						$ 1,481	$ 2,317
Cash and cash equivalents, maturities					three months
Impairment of cryptocurrencies					$ 18,435	38,319	0
Impairment of goodwill					26,569
Impairment of intangible assets					56,094	56	0
Impairment of property and equipment					35,224	22,392
Impairment loss for right-of-use assets					0	387	0
Impairment of long-term investments					2,250	0	4,787
Cost of mining pool services	$ 1,315,621	$ 1,315,621	$ 1,315,621		635,300
Cost of mining pool services after inter segment elimination				$ 1,279,757	591,565
Cost of data center services					12,673	10,982
Cost of Cryptocurrency Mining					28,119	14,900
Cost of cryptocurrency mining after inter-segment elimination					20,526	12,132
Depreciation fees					24,050	15,062	6,328
Amortization of intangible assets					9,132	5,293	318
Changes in fair value of derivative instrument						3,696
Cost of Services [Member]
Summary Of Accounting Policies
Depreciation fees					22,935	13,819,000	0
Amortization of intangible assets					9,090,000	5,058,000	229,000
accrued expenses and other current liabilities
Summary Of Accounting Policies
Advance from customers balance			$ 744	$ 744	384	744
Deferred revenue					361	640	$ 753
Multi Group
Summary Of Accounting Policies
Impairment of intangible assets								$ (26,909)
Loto Interactive Limited
Summary Of Accounting Policies
Currency exchange rate									0.1274
Impairment of intangible assets						56
Impairment of property and equipment						22,392
Impairment loss for right-of-use assets						387
BTC.com and Asgard Data Centers
Summary Of Accounting Policies
Impairment of intangible assets					56,094
Impairment of property and equipment						35,224
Alliance International Technologies Limited
Summary Of Accounting Policies
Changes in fair value of contingent consideration in amount of gain					1,247	$ 13,936
Impairment of intangible assets					$ 48,555